Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Shares

Common Stocks

Australia — 22.6%
AusNet Services	451,016	$598,653
Bendigo & Adelaide Bank Ltd.	197,609	1,394,863
Commonwealth Bank of Australia	14,760	945,718
Fortescue Metals Group Ltd.	75,072	1,255,082
McMillan Shakespeare Ltd.	132,908	1,293,026
Perpetual Ltd.	30,942	766,098
Rio Tinto Ltd.	9,480	802,343
Woodside Petroleum Ltd.	39,307	737,974
		7,793,757
China — 1.9%
Gemdale Properties & Investment Corp. Ltd.	4,560,000	646,904

Hong Kong — 39.7%
BOC Hong Kong Holdings Ltd.	240,500	719,591
CK Hutchison Holdings Ltd.	103,500	716,799
CK Infrastructure Holdings Ltd.	127,500	679,937
Haitong International Securities Group Ltd.	3,944,000	1,098,685
Hang Seng Bank Ltd.(a)	41,400	749,101
Henderson Land Development Co. Ltd.	180,000	735,893
Hongkong Land Holdings Ltd.	149,300	691,259
Hysan Development Co. Ltd.	233,000	848,901
Kerry Properties Ltd.	294,500	765,320
New World Development Co. Ltd.	148,250	689,259
PCCW Ltd.	1,437,000	800,614
Power Assets Holdings Ltd.	122,500	652,482
Shun Tak Holdings Ltd.	1,770,000	518,181
Sino Land Co. Ltd.	522,000	727,071
Sun Hung Kai Properties Ltd.	46,000	628,849
Swire Pacific Ltd., Class A	134,500	842,159
Swire Properties Ltd.	216,600	629,923
VTech Holdings Ltd.	145,900	1,168,502
		13,662,526
Japan — 19.2%
Idemitsu Kosan Co. Ltd.	32,300	757,096
Mitsubishi Corp.	25,100	634,722
Mitsubishi UFJ Financial Group Inc.	140,700	630,694
Mizuho Financial Group Inc.	45,770	602,645
ORIX Corp.	40,100	641,554
Resona Holdings Inc.	158,900	550,941
Sojitz Corp.	304,700	704,307
Sumitomo Chemical Co. Ltd.	167,700	789,685
Security	Shares	Shares

Japan (continued)
Sumitomo Corp.	47,500	$629,280
Sumitomo Mitsui Financial Group Inc.	21,400	663,289
		6,604,213
New Zealand — 2.3%
Spark New Zealand Ltd.	226,833	784,697
Singapore — 14.1%
BOC Aviation Ltd.(a)(b)	103,100	842,341
DBS Group Holdings Ltd.	42,500	806,382
Jardine Cycle & Carriage Ltd.	37,700	612,472
Oversea-Chinese Banking Corp. Ltd.	96,600	751,196
Singapore Telecommunications Ltd.	281,800	501,129
StarHub Ltd.	726,582	700,795
United Overseas Bank Ltd.	37,000	651,843
		4,866,158
Total Common Stocks — 99.8%
(Cost: $34,426,572)		34,358,255

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	809,131	809,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		819,617
Total Short-Term Investments — 2.4%
(Cost: $819,617)		819,617

Total Investments in Securities — 102.2%
(Cost: $35,246,189)		35,177,872

Other Assets, Less Liabilities — (2.2)%		(764,526)

Net Assets — 100.0%		$34,413,346

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$500,138	$309,989	(a)	$—	$(383)	$(127)	$809,617	$809,131	$15,697	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	24		—
					$(383)	$(127)	$819,617		$15,721		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	1	02/25/21	$25	$(508)
TOPIX Index	1	03/11/21	17	447
				$(61)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$34,358,255	$—	$—	$34,358,255
Money Market Funds	819,617	—	—	819,617
	$35,177,872	$—	$—	$35,177,872
Derivative financial instruments(a)
Assets
Futures Contracts	$447	$—	$—	$447
Liabilities
Futures Contracts	(508)	—	—	(508)
	$(61)	$—	$—	$(61)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

  2